UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05921

The Turkish Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-231-2608

Date of fiscal year end: 10/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-05921
Reporting Period: 07/01/2017 - 06/30/2018
The Turkish Investment Fund, Inc.

======================= The Turkish Investment Fund, Inc. ======================

FORD OTOMOTIV SANAYI AS

Ticker:        FROTO                          Security ID:  M7608S105
Meeting Date:  OCT 27, 2017                   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting and Elect Presiding        For       For          Management
      Council of Meeting
2     Ratify Director Appointment             For       For          Management
3     Approve Special Dividend                For       For          Management
4     Wishes                                  None      None         Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Turkish Investment Fund, Inc.

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.